Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	ARIEL INVESTMENT TRUST
Central Index Key	0000798365
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
Ariel Fund | Investor Class
Prospectus:
Trading Symbol	ARGFX
Ariel Fund | Institutional Class
Prospectus:
Trading Symbol	ARAIX
Ariel Appreciation Fund | Investor Class
Prospectus:
Trading Symbol	CAAPX
Ariel Appreciation Fund | Institutional Class
Prospectus:
Trading Symbol	CAAIX
Ariel Focus Fund | Investor Class
Prospectus:
Trading Symbol	ARFFX
Ariel Focus Fund | Institutional Class
Prospectus:
Trading Symbol	AFOYX
Ariel Discovery Fund | Investor Class
Prospectus:
Trading Symbol	ARDFX
Ariel Discovery Fund | Institutional Class
Prospectus:
Trading Symbol	ADYIX
Ariel International Fund | Investor Class
Prospectus:
Trading Symbol	AINTX
Ariel International Fund | Institutional Class
Prospectus:
Trading Symbol	AINIX
Ariel Global Fund | Investor Class
Prospectus:
Trading Symbol	AGLOX
Ariel Global Fund | Institutional Class
Prospectus:
Trading Symbol	AGLYX